CONCENTRATIONS OF RISK (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Trade receivables	$ 0	$ 0
Interest rate	3.75%	4.82%	2.50%